SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

12. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31
	2011	2012
	RMB	RMB

Unsecured short-term bank loans	60,000	60,000

As of December 31, 2012, the Group has the following unsecured short-term bank loans:

•                  RMB 20,000 with a maturity date of April 13, 2013 and bearing interest at 7.22% per annum.

•                  RMB 20,000 with a maturity date of May 14, 2013 and bearing interest at 7.22% per annum.

•                  RMB 20,000 with a maturity date of July 16, 2013 and bearing interest at 6.60% per annum.

The above short-term borrowings incurred interest expenses for the years ended December 31, 2010, 2011 and 2012 amounting to RMB 3,914, RMB 4,685 and RMB 4,365, respectively. There were neither capitalization as additions to construction in-progress nor guarantee fees for each of three years ended December 31, 2012. The weighted average interest rate of bank loans outstanding was 5.63% per annum and 6.87% per annum as of December 31, 2011 and 2012, respectively. The fair values of the short-term bank loans approximate their carrying amounts.

The above unsecured short-term bank loans have been repaid on their maturity dates.